Condensed Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) - USD ($) $ in Thousands		Total	Common Stock		Additional Paid-In Capital	Accumulated Other Comprehensive Income (loss)	Accumulated Deficit
Redeemable convertible preferred, outstanding, beginning (shares) at Dec. 31, 2018	[1]	72,314,000
Redeemable convertible preferred stock, beginning at Dec. 31, 2018		$ 61,282
Increase (Decrease) in Temporary Equity [Roll Forward]
Conversion of convertible note to Series C redeemable convertible preferred stock (Shares)	[1]	10,371,000
Conversion of convertible note to Series C redeemable convertible preferred stock		$ 17,834
Issuance of Series D redeemable convertible preferred stocks net of issuance costs (shares)	[1]	15,857,000
Issuance of Series D redeemable convertible preferred stock net of issuance costs		$ 31,862
Redeemable convertible preferred, outstanding, ending (shares) at Dec. 31, 2019	[1]	98,542,000
Redeemable convertible preferred stock, ending at Dec. 31, 2019		$ 110,978
Common stock, outstanding, beginning (shares) at Dec. 31, 2018	[1]		30,052,000
Beginning balance at Dec. 31, 2018		(80,153)	$ 3		$ 3,488	$ (65)	$ (83,579)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(31,960)					(31,960)
Other comprehensive income (loss)		$ 101				101
Issuance of common stock upon exercise of stock options (shares)		2,080	2,080,000	[1]
Issuance of common stock upon exercise of stock options		$ 469			469
Issuance of common stock warrants, net of issuance costs		28			28
Stock-based compensation		$ 1,886			1,886
Common stock, outstanding, ending (shares) at Dec. 31, 2019		32,132,000	32,132,000	[1]
Ending balance at Dec. 31, 2019		$ (109,629)	$ 3		5,871	36	(115,539)
Increase (Decrease) in Temporary Equity [Roll Forward]
Conversion of convertible note to Series C redeemable convertible preferred stock (Shares)	[1]	4,729,000
Conversion of convertible note to Series C redeemable convertible preferred stock		$ 9,501
Issuance of Series D redeemable convertible preferred stocks net of issuance costs (shares)	[1]	21,708,000
Issuance of Series D redeemable convertible preferred stock net of issuance costs		$ 43,689
Redeemable convertible preferred, outstanding, ending (shares) at Dec. 31, 2020	[1]	124,979,000
Redeemable convertible preferred stock, ending at Dec. 31, 2020		$ 164,168
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(14,021)					(14,021)
Other comprehensive income (loss)		$ 99				99
Issuance of common stock upon exercise of stock options (shares)		7,293	7,293,000	[1]
Issuance of common stock upon exercise of stock options		$ 1,539	$ 1		1,538
Issuance of common stock warrants, net of issuance costs		55			55
Repurchase and Retirement of common stock (shares)	[1]		(444,000)
Repurchase and Retirement of common stock		(438)					(438)
Stock-based compensation		$ 2,651			2,651
Common stock, outstanding, ending (shares) at Dec. 31, 2020		38,981,000	38,981,000	[1]
Ending balance at Dec. 31, 2020		$ (120,700)	$ 4		9,159	$ 135	$ (129,998)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Settlement of vested stock options		$ (956)			$ (956)

[1]	The shares of the Company’s common and redeemable convertible preferred stock, prior to the Merger (as defined in Note 1) have been retroactively restated to reflect the exchange ratio of approximately 4.1193 established in the Merger as described in Note 3.